Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued interest		$ 473	$ 16,766	$ 6,965
Borrowed amount				$ 250,000
Repayment of loans from lender	$ 37,500
Notes Payable [Member]
Notes payable bearing interest rate		12.00%
Notes Payable One [Member]
Notes payable bearing interest rate		12.00%